Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2018
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2018 mainly includes the following:

Description	Limit 12/31/2018 (million euros)	Currency	Outstanding balance 12/31/2018 (million euros)	Arrangement date	Maturity date	Drawndown 2018 (million euros)	Repayment 2018 (million euros)
Telefónica, S.A.
Syndicated facility (1)	5,500	EUR	—	03/15/2018	03/15/2023	—	—
Bilateral loan	100	EUR	100	11/24/2017	01/30/2026	100	—
Bilateral loan	100	EUR	100	12/28/2017	10/22/2020	100	—
Bilateral loan	385	EUR	385	12/20/2017	07/22/2019	385	—
Loan (2)	—	EUR	—	03/08/2016	09/28/2018	—	(300)
Bilateral loan (3)	1,000	EUR	1,000	06/26/2014	06/26/2019	—	(500)
Telxius Telecom, S.A.
Syndicated facility (4)	300	EUR	300	12/01/2017	12/01/2023	300	—
Telefónica Europe, B.V.
Structured financing (*)	—	EUR	1,500	11/28/2016	11/28/2024	750	—

(1)
On March 15, 2018, Telefónica, S.A. executed a syndicated facility agreement for an aggregate amount of 5,500 million euros which unifies and replaces two existing revolving credit facilities: a revolving credit facility for 3,000 million euros with maturity in February 2021, and a credit facility of 2,500 million euros with maturity in February 2022. The facility agreement matures in 2023, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2025.

(2)	On September 28, 2018, an early repayment was made by Telefónica, S.A. for the 300 million euros loan originally scheduled to mature on March 8, 2021.

(3)	On July 17, 2018, an early repayment was made by Telefónica, S.A. for 500 million euros originally scheduled to mature on June 26, 2019.

(4)	On December 1, 2018, Telxius Telecom, S.A. extended for 12 months its syndicated facility signed in December 2017.
The main debentures and bonds issued by the Group in 2018 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN BOND	01/22/2018	01/22/2027	1,000	1,000	EUR	1.447%
SHELF BOND	03/06/2018	03/06/2038	750	655	USD	4.665%
SHELF BOND	03/06/2018	03/06/2048	1,250	1,091	USD	4.895%
EMTN BOND	09/11/2018	09/11/2025	1,000	1,000	EUR	1.495%
O2 Telefónica Deutschland Finanzierungs GmbH
BOND	07/05/2018	07/05/2025	600	600	EUR	1.750%
The main financing transactions at December 31, 2018 and 2017 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2018	12/31/2017	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	106	USD	93	128	05/03/2011	07/30/2021
Structured Financing (*)	434	USD	379	460	02/22/2013	01/31/2023
Structured Financing (*)	359	USD	314	371	08/01/2013	10/31/2023
Bilateral loan (1)	1,000	EUR	1,000	1,500	06/26/2014	06/26/2019
Structured Financing (*)	591	USD	516	566	12/11/2015	03/11/2026
Structured Financing (*)	401	EUR	401	423	12/11/2015	03/11/2026
Bilateral loan	100	EUR	100	100	02/23/2016	02/23/2021
Bilateral (2)	—	EUR	—	300	03/08/2016	09/28/2018
Bilateral loan	150	EUR	150	150	10/24/2016	03/19/2019
Credit	380	EUR	271	292	12/27/2002	12/27/2020
Credit	200	EUR	—	167	03/27/2013	03/14/2020
Bilateral loan	100	EUR	100	—	11/24/2017	01/30/2026
Bilateral loan	100	EUR	100	—	12/28/2017	10/22/2020
Bilateral loan	385	EUR	385	—	12/20/2017	07/22/2019
Credit	100	GBP	112	113	05/23/2013	03/01/2020
Telefónica Germany GmbH & Co. OHG
Syndicated facility	—	EUR	450	450	06/13/2016	06/13/2025
Telefónica Europe, B.V.
Structured Financing (*)	—	EUR	1,500	750	11/28/2016	11/28/2024
Telxius Telecom, S.A.
Syndicated facility (3)	300	EUR	300	—	12/01/2017	12/01/2023
(1) On July 17, 2018, an early repayment was made by Telefónica, S.A. for 500 million euros originally scheduled to mature on June 26, 2019.
(2) On September 28, 2018, an early repayment was made by Telefónica, S.A. for the 300 million euros bilateral loan originally scheduled to mature on March 8, 2021.
(3) On December 1, 2018, Telxius Telecom, S.A. extended for 12 months its syndicated facility signed in 2017.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.